LAZARD RETIREMENT SERIES, INC.

30 Rockefeller Plaza

New York, New York 10112

October 14, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: Jeffrey Foor

Re:	Lazard Retirement Series, Inc. (the “Fund”)

Registration Statement on Form N-1A (File Nos. 811-08071; 333-22309)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 34 to the Fund’s Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 34 to the Fund’s Registration Statement on Form N-1A was filed electronically on October 10, 2008.

LAZARD RETIREMENT SERIES, INC.

By:	/s/ Brian D. Simon
Brian D. Simon
Assistant Secretary